Selected Balance Sheet Detail (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 08, 2020	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment charge			$ 700,000
Repayment Of Principal And Accrued Interest					$ 135,000
Contract liabilities			$ 335,000
Unsecured Promissory Note Payable on 31st December 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate on unsecured Promissory Note	12.00%
Unsecured Promissory Note Payable on 31st December 2021 | Chairman of Board of Directors
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other borrowings	$ 1,000,000
Unsecured Promissory Note Payable on 31st December 2021 | Unaffiliated Shareholders
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other borrowings	$ 1,200,000
Fixed Assets
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment charge		$ 400,000
Argus I I Product
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment charge				$ 700,000